Commitments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of commitments explanatory [line items]
Operating lease terms	1 year
Top of range [member]
Disclosure of commitments explanatory [line items]
Operating lease terms	3 years